ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Summary of Accounts Receivable

As at December 31 (millions of dollars)	2024	2023
Accounts receivable - billed	432	404
Accounts receivable - unbilled	538	480
Accounts receivable, gross	970	884
Allowance for doubtful accounts	(61)	(57)
Accounts receivable, net	909	827

Summary of Allowance for Doubtful Accounts
The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2024 and 2023:

As at December 31 (millions of dollars)	2024	2023
Allowance for doubtful accounts – beginning	(57)	(63)
Write-offs	18	20
Additions to allowance for doubtful accounts	(22)	(14)
Allowance for doubtful accounts – ending	(61)	(57)